PIMCO Funds

Supplement Dated October 13, 2006 to the

Strategic Markets Funds Institutional and Administrative Class

Prospectus dated October 1, 2006

Disclosure Relating to the PIMCO Fundamental IndexPLUS™ and

PIMCO Fundamental IndexPLUS™ TR Funds

On October 10, 2006, the shareholders of the PIMCO Fundamental IndexPLUS™ Fund and the shareholders of the PIMCO Fundamental IndexPLUS™ TR Fund (the “Funds”) approved a new sub-advisory agreement (the “Sub-Advisory Agreement”) between Pacific Investment Management Company LLC, the Funds’ investment adviser (“PIMCO”), and Research Affiliates, LLC (“Research Affiliates”) pursuant to which Research Affiliates will serve as sub-adviser to the Funds. Currently, the Funds seek to achieve their investment objectives through investing under normal circumstances substantially all of their assets in derivatives based on the FTSE RAFI™ 1000 Index, backed by a portfolio of fixed income securities. However, effective October 15, 2006, the Funds will seek to achieve their investment objectives through investing under normal circumstances substantially all of their assets in derivatives based on an enhanced, performance recalibrated version of the FTSE RAFI™ 1000 Index (“Enhanced RAFI™ 1000”), backed by a portfolio of fixed income securities. Under the terms of the Sub-Advisory Agreement, Research Affiliates provides, subject to the supervision of PIMCO, investment advisory services in connection with the Funds’ use of Enhanced RAFI™ 1000. In order to reflect these developments, the Prospectus is supplemented as follows:

Effective October 15, 2006, the disclosure under the heading “Principal Investments and Strategies” in the “Fund Summaries” section of the Prospectus with respect to the Fundamental IndexPLUS™ Fund is replaced in its entirety as follows:

PIMCO Fundamental IndexPLUS™ Fund			Ticker Symbols: PFPIX (Inst. Class) PFPAX (Admin. Class)
Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the FTSE RAFI™ 1000 Index	Fund Focus Enhanced RAFI™ 1000 derivatives backed by a portfolio of short-term fixed income securities Average Collateral Fixed Income Duration 0-1 year	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the FTSE RAFI™ 1000 Index (the “Index”) by investing under normal circumstances substantially all of its assets in derivatives based on Enhanced RAFI™ 1000, an enhanced, performance recalibrated version of the Index (“Enhanced RAFI™ 1000”), backed by a portfolio of short-term Fixed Income Instruments. The Index and Enhanced RAFI™ 1000 are further described below. The Fund may invest in common stocks, options, futures, options on futures and swaps, including derivatives based on the Index. The Fund uses Enhanced RAFI™ 1000 derivatives in addition to or in place of Enhanced RAFI™ 1000 stocks to attempt to equal or exceed the performance of the Index. The values of Enhanced RAFI™ 1000 derivatives closely track changes in the value of Enhanced RAFI™ 1000. However, Enhanced RAFI™ 1000 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund’s sub-adviser, provides investment advisory services in connection with the Fund’s use of Enhanced RAFI™ 1000 by, among other things, providing PIMCO, or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI™ 1000 for purposes of developing Enhanced RAFI™ 1000 derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which is normally not expected to exceed one year.

The Index is composed of the 1,000 largest publicly-traded U.S. companies by fundamental accounting value, selected from the constituents of the FTSE US All Cap Index. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the Index is weighted by a combination of fundamental factors, including sales, cash flow, book values and, if applicable, dividends (sales, cash flow and dividends are averaged over the prior five years). Indexes based on market capitalization, such as the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Indexes based on fundamental factors, however, such as the Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. Enhanced RAFI™ 1000 is a performance recalibrated version of the Index that incorporates additional factors, such as the quality of corporate earnings and the risk of financial distress, and recalibrates existing factors utilized in the Index that affect a company’s fundamental drivers of value. Enhanced RAFI™ 1000 may also be rebalanced more frequently than the Index. The Fund seeks to remain invested in Enhanced RAFI™ 1000 derivatives or Enhanced RAFI™ 1000 stocks even when Enhanced RAFI™ 1000 is declining.

The Fund typically will seek to gain exposure to Enhanced RAFI™ 1000 by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI™ 1000 from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund’s sub-adviser facilitates the Fund’s use of Enhanced RAFI™ 1000 derivatives by providing model portfolios of Enhanced RAFI™ 1000 securities to the Fund’s swap counterparties, so that the counterparties can provide total return swaps based on Enhanced RAFI™ 1000 to the Fund. Because Enhanced RAFI™ 1000 is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, “baskets” of stocks, or individual securities to replicate the performance of Enhanced RAFI™ 1000.

Though the Fund does not normally invest directly in Enhanced RAFI™ 1000 securities, when Enhanced RAFI™ 1000 derivatives appear to be overvalued relative to Enhanced RAFI™ 1000, the Fund may invest all of its assets in a “basket” of Enhanced RAFI™ 1000 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every Enhanced RAFI™ 1000 stock and the return on Enhanced RAFI™ 1000 itself. In such cases, PIMCO will employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. In the alternative, the Fund may invest all of its assets in a “basket” of Index stocks. The Fund also may invest in exchange traded funds.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

Effective October 15, 2006, the Prospectus is further supplemented by replacing the first sentence under the heading “Principal Risks” in the “Fund Summaries” section of the Prospectus with respect to the Fundamental IndexPLUS™ Fund in its entirety with the following sentence: “Under certain conditions, generally in a market where the value of both Enhanced RAFI™ 1000 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Enhanced RAFI™ 1000 stocks.”

The Prospectus is further supplemented, effective October 15, 2006, by replacing the disclosure under the heading “Principal Investments and Strategies” in the “Fund Summaries” section of the Prospectus with respect to the Fundamental IndexPLUS™ TR Fund in its entirety as follows:

PIMCO Fundamental IndexPLUS™ TR Fund			Ticker Symbols: PXTIX (Inst. Class) PXTAX (Admin. Class)
Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the FTSE RAFI™ 1000 Index	Fund Focus Enhanced RAFI™ 1000 derivatives backed by a portfolio of short and intermediate maturity fixed income securities Average Collateral Fixed Income Duration 1-6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the FTSE RAFI™ 1000 Index (the “Index”) by investing under normal circumstances substantially all of its assets in derivatives based on Enhanced RAFI™ 1000, an enhanced, performance recalibrated version of the Index (“Enhanced RAFI™ 1000”), backed by a portfolio of short and intermediate maturity Fixed Income Instruments. The Index and Enhanced RAFI™ 1000 are further described below. The Fund may invest in common stocks, options, futures, options on futures and swaps, including derivatives based on the Index. The Fund uses Enhanced RAFI™ 1000 derivatives in addition to or in place of Enhanced RAFI™ 1000 stocks to attempt to equal or exceed the performance of the Index. The values of Enhanced RAFI™ 1000 derivatives closely track changes in the value of Enhanced RAFI™ 1000. However, Enhanced RAFI™ 1000 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund’s sub-adviser, provides investment advisory services in connection with the Fund’s use of Enhanced RAFI™ 1000 by, among other things, providing PIMCO, or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI™ 1000 for purposes of developing Enhanced RAFI™ 1000 derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from one to six years based on PIMCO’s forecast for interest rates.

The Index is composed of the 1,000 largest publicly-traded U.S. companies by fundamental accounting value, selected from the constituents of the FTSE US All Cap Index. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the Index is weighted by a combination of fundamental factors, including sales, cash flow, book values and, if applicable, dividends (sales, cash flow and dividends are averaged over the prior five years). Indexes based on market capitalization, such as the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Indexes based on fundamental factors, however, such as the Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. Enhanced RAFI™ 1000 is a performance recalibrated version of the Index that incorporates additional factors, such as the quality of corporate earnings and the risk of financial distress, and recalibrates existing factors utilized in the Index that affect a company’s fundamental drivers of value. Enhanced RAFI™ 1000 may also be rebalanced more frequently than the Index. The Fund seeks to remain invested in Enhanced RAFI™ 1000 derivatives or Enhanced RAFI™ 1000 stocks even when Enhanced RAFI™ 1000 is declining.

The Fund typically will seek to gain exposure to Enhanced RAFI™ 1000 by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI™ 1000 from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund’s sub-adviser facilitates the Fund’s use of Enhanced RAFI™ 1000 derivatives by providing model portfolios of Enhanced RAFI™ 1000 securities to the Fund’s swap counterparties, so that the counterparties can provide total return swaps based on Enhanced RAFI™ 1000 to the Fund. Because Enhanced RAFI™ 1000 is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, “baskets” of stocks, or individual securities to replicate the performance of Enhanced RAFI™ 1000.

Though the Fund does not normally invest directly in Enhanced RAFI™ 1000 securities, when Enhanced RAFI™ 1000 derivatives appear to be overvalued relative to Enhanced RAFI™ 1000, the Fund may invest all of its assets in a “basket” of Enhanced RAFI™ 1000 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every Enhanced RAFI™ 1000 stock and the return on Enhanced RAFI™ 1000 itself. In such cases, PIMCO will employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. In the alternative, the Fund may invest all of its assets in a “basket” of Index stocks. The Fund also may invest in exchange traded funds.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Prospectus is further supplemented, effective October 15, 2006, by replacing the first sentence under the heading “Principal Risks” in the “Fund Summaries” section of the Prospectus with respect to the Fundamental IndexPLUS™ TR Fund in its entirety with the following sentence: “Under certain conditions, generally in a market where the value of both Enhanced RAFI™ 1000 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Enhanced RAFI™ 1000 stocks.”

The Prospectus is further supplemented, effective October 15, 2006, by replacing the words “FTSE RAFI 1000 Index derivatives” in the description of the Funds in the “Summary Information” table of the Prospectus and in the description of the Funds in the “Descriptions of the Underlying Funds” table of the Prospectus with the following words: “Enhanced RAFI™ 1000 derivatives.”

The Prospectus is further supplemented, effective October 15, 2006, by inserting the following sentence at the end of the paragraph under the heading “Management Risk” in the “Summary of Principal Risks” section of the Prospectus: “Because the Fundamental IndexPLUS™ Fund and Fundamental IndexPLUS™ TR Fund invest in derivatives that are linked to Enhanced RAFI™ 1000, they will be subject to the risks associated with the management of Enhanced RAFI™ 1000 by the sub-adviser to such Funds.”

The Prospectus is further supplemented, effective October 15, 2006, by adding the following phrase to the end of the first sentence of the third paragraph under the heading “Investment Adviser and Administrator” in the “Management of the Funds” section of the Prospectus: “and as the sub-adviser to the Fundamental IndexPLUS™ and Fundamental IndexPLUS™ TR Funds.”

The Prospectus is further supplemented, effective October 15, 2006, by replacing the first paragraph following the table of advisory fees under the heading “Advisory Fees” in the “Management of the Funds” section of the Prospectus in its entirety with the following sentence: “In addition, PIMCO pays a fee to Research Affiliates at annual rates of 0.12%, 0.12%, 0.175% and 0.20% of the average daily net assets of the Fundamental IndexPLUS™, Fundamental IndexPLUS™ TR, All Asset and All Asset All Authority Funds, respectively.”

Finally, effective October 15, 2006, the Prospectus is supplemented by inserting the following sentence after the first sentence of the third paragraph following the table of advisory fees under the heading “Advisory Fees” in the “Management of the Funds” section of the Prospectus: “A discussion of the basis of the Board of Trustees’ approval of the Fundamental IndexPLUS™ and Fundamental IndexPLUS™ TR Funds’ sub-advisory agreement will be available in the Funds’ Semi-Annual Report to shareholders for the fiscal half-year ended September 30, 2006.”

PIMCO Funds

Supplement Dated October 13, 2006 to the

Real Return Strategy, Equity-Related & Asset Allocation Funds Class A, B and C

Prospectus dated October 1, 2006

Disclosure Relating to the

PIMCO Fundamental IndexPLUS™ TR Fund

On October 10, 2006, the shareholders of the PIMCO Fundamental IndexPLUS™ TR Fund (the “Fund”) approved a new sub-advisory agreement (the “Sub-Advisory Agreement”) between Pacific Investment Management Company LLC, the Fund’s investment adviser (“PIMCO”), and Research Affiliates, LLC (“Research Affiliates”) pursuant to which Research Affiliates will serve as sub-adviser to the Fund. Currently, the Fund seeks to achieve its investment objective through investing under normal circumstances substantially all of its assets in derivatives based on the FTSE RAFI™ 1000 Index, backed by a portfolio of fixed income securities. However, effective October 15, 2006, the Fund will seek to achieve its investment objective through investing under normal circumstances substantially all of its assets in derivatives based on an enhanced, performance recalibrated version of the FTSE RAFI™ 1000 Index (“Enhanced RAFI™ 1000”), backed by a portfolio of fixed income securities. Under the terms of the Sub-Advisory Agreement, Research Affiliates provides, subject to the supervision of PIMCO, investment advisory services in connection with the Fund’s use of Enhanced RAFI™ 1000. In order to reflect these developments, the Prospectus is supplemented as follows:

Effective October 15, 2006, the disclosure under the heading “Principal Investments and Strategies” in the “Fund Summaries” section of the Prospectus with respect to the Fundamental IndexPLUS™ TR Fund is replaced in its entirety as follows:

PIMCO Fundamental IndexPLUS™ TR Fund			Ticker Symbols: PIXAX (A Class) PIXCX (C Class)
Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the FTSE RAFI™ 1000 Index	Fund Focus Enhanced RAFI™ 1000 derivatives backed by a portfolio of short and intermediate maturity fixed income securities Average Collateral Fixed Income Duration 1-6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the FTSE RAFI™ 1000 Index (the “Index”) by investing under normal circumstances substantially all of its assets in derivatives based on Enhanced RAFI™ 1000, an enhanced, performance recalibrated version of the Index (“Enhanced RAFI™ 1000”), backed by a portfolio of short and intermediate maturity Fixed Income Instruments. The Index and Enhanced RAFI™ 1000 are further described below. The Fund may invest in common stocks, options, futures, options on futures and swaps, including derivatives based on the Index. The Fund uses Enhanced RAFI™ 1000 derivatives in addition to or in place of Enhanced RAFI™ 1000 stocks to attempt to equal or exceed the performance of the Index. The values of Enhanced RAFI™ 1000 derivatives closely track changes in the value of Enhanced RAFI™ 1000. However, Enhanced RAFI™ 1000 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund’s sub-adviser, provides investment advisory services in connection with the Fund’s use of Enhanced RAFI™ 1000 by, among other things, providing PIMCO, or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI™ 1000 for purposes of developing Enhanced RAFI™ 1000 derivatives. PIMCO actively manages the Fixed Income

Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from one to six years based on PIMCO’s forecast for interest rates.

The Index is composed of the 1,000 largest publicly-traded U.S. companies by fundamental accounting value, selected from the constituents of the FTSE US All Cap Index. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the Index is weighted by a combination of fundamental factors, including sales, cash flow, book values and, if applicable, dividends (sales, cash flow and dividends are averaged over the prior five years). Indexes based on market capitalization, such as the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Indexes based on fundamental factors, however, such as the Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. Enhanced RAFI™ 1000 is a performance recalibrated version of the Index that incorporates additional factors, such as the quality of corporate earnings and the risk of financial distress, and recalibrates existing factors utilized in the Index that affect a company’s fundamental drivers of value. Enhanced RAFI™ 1000 may also be rebalanced more frequently than the Index. The Fund seeks to remain invested in Enhanced RAFI™ 1000 derivatives or Enhanced RAFI™ 1000 stocks even when Enhanced RAFI™ 1000 is declining.

The Fund typically will seek to gain exposure to Enhanced RAFI™ 1000 by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI™ 1000 from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund’s sub-adviser facilitates the Fund’s use of Enhanced RAFI™ 1000 derivatives by providing model portfolios of Enhanced RAFI™ 1000 securities to the Fund’s swap counterparties, so that the counterparties can provide total return swaps based on Enhanced RAFI™ 1000 to the Fund. Because Enhanced RAFI™ 1000 is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, “baskets” of stocks, or individual securities to replicate the performance of Enhanced RAFI™ 1000.

Though the Fund does not normally invest directly in Enhanced RAFI™ 1000 securities, when Enhanced RAFI™ 1000 derivatives appear to be overvalued relative to Enhanced RAFI™ 1000, the Fund may invest all of its assets in a “basket” of Enhanced RAFI™ 1000 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every Enhanced RAFI™ 1000 stock and the return on Enhanced RAFI™ 1000 itself. In such cases, PIMCO will employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. In the alternative, the Fund may invest all of its assets in a “basket” of Index stocks. The Fund also may invest in exchange traded funds.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Prospectus is further supplemented, effective October 15, 2006, by replacing the first sentence under the heading “Principal Risks” in the “Fund Summaries” section of the Prospectus with respect to the Fundamental IndexPLUS™ TR Fund in its entirety with the following sentence: “Under certain conditions, generally in a market where the value of both Enhanced RAFI™ 1000 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Enhanced RAFI™ 1000 stocks.”

The Prospectus is further supplemented, effective October 15, 2006, by replacing the words “FTSE RAFI 1000 Index derivatives” in the description of the Fund in the “Summary Information” table of the Prospectus and in the descriptions of the PIMCO Fundamental IndexPLUS™ and PIMCO Fundamental IndexPLUS™ TR

Funds in the “Descriptions of the Underlying Funds” table of the Prospectus with the following words: “Enhanced RAFI™ 1000 derivatives.”

The Prospectus is further supplemented, effective October 15, 2006, by inserting the following sentence at the end of the paragraph under the heading “Management Risk” in the “Summary of Principal Risks” section of the Prospectus: “Because the Fundamental IndexPLUS™ TR Fund invests in derivatives that are linked to Enhanced RAFI™ 1000, it will be subject to the risks associated with the management of Enhanced RAFI™ 1000 by the sub-adviser to such Fund.”

The Prospectus is further supplemented, effective October 15, 2006, by adding the following phrase to the end of the first sentence of the third paragraph under the heading “Investment Adviser and Administrator” in the “Management of the Funds” section of the Prospectus: “and as the sub-adviser to the Fundamental IndexPLUS™ TR Fund.”

The Prospectus is further supplemented, effective October 15, 2006, by replacing the first paragraph following the table of advisory fees under the heading “Advisory Fees” in the “Management of the Funds” section of the Prospectus in its entirety with the following sentence: “In addition, PIMCO pays a fee to Research Affiliates at annual rates of 0.12%, 0.175% and 0.20% of the average daily net assets of the Fundamental IndexPLUS™ TR, All Asset and All Asset All Authority Funds, respectively.”

Finally, effective October 15, 2006, the Prospectus is supplemented by inserting the following sentence after the first sentence of the third paragraph following the table of advisory fees under the heading “Advisory Fees” in the “Management of the Funds” section of the Prospectus: “A discussion of the basis of the Board of Trustees’ approval of the Fundamental IndexPLUS™ TR Fund’s sub-advisory agreement will be available in the Fund’s Semi-Annual Report to shareholders for the fiscal half-year ended September 30, 2006.”

PIMCO Funds

Supplement Dated October 13, 2006 to the

Real Return Strategy, Equity-Related & Asset Allocation Funds Class D

Prospectus dated October 1, 2006

Disclosure Relating to the

PIMCO Fundamental IndexPLUS™ TR Fund

On October 10, 2006, the shareholders of the PIMCO Fundamental IndexPLUS™ TR Fund (the “Fund”) approved a new sub-advisory agreement (the “Sub-Advisory Agreement”) between Pacific Investment Management Company LLC, the Fund’s investment adviser (“PIMCO”), and Research Affiliates, LLC (“Research Affiliates”) pursuant to which Research Affiliates will serve as sub-adviser to the Fund. Currently, the Fund seeks to achieve its investment objective through investing under normal circumstances substantially all of its assets in derivatives based on the FTSE RAFI™ 1000 Index, backed by a portfolio of fixed income securities. However, effective October 15, 2006, the Fund will seek to achieve its investment objective through investing under normal circumstances substantially all of its assets in derivatives based on an enhanced, performance recalibrated version of the FTSE RAFI™ 1000 Index (“Enhanced RAFI™ 1000”), backed by a portfolio of fixed income securities. Under the terms of the Sub-Advisory Agreement, Research Affiliates provides, subject to the supervision of PIMCO, investment advisory services in connection with the Fund’s use of Enhanced RAFI™ 1000. In order to reflect these developments, the Prospectus is supplemented as follows:

Effective October 15, 2006, the disclosure under the heading “Principal Investments and Strategies” in the “Fund Summaries” section of the Prospectus with respect to the Fundamental IndexPLUS™ TR Fund is replaced in its entirety as follows:

PIMCO Fundamental IndexPLUS™ TR Fund			Ticker Symbol: PIXDX (D Class)
Principal Investments and Strategies	Investment Objective Seeks total return which exceeds that of the FTSE RAFI™ 1000 Index	Fund Focus Enhanced RAFI™ 1000 derivatives backed by a portfolio of short and intermediate maturity fixed income securities Average Collateral Fixed Income Duration 1-6 years	Credit Quality B to Aaa; maximum 10% below Baa Dividend Frequency Declared and distributed quarterly

The Fund seeks to exceed the total return of the FTSE RAFI™ 1000 Index (the “Index”) by investing under normal circumstances substantially all of its assets in derivatives based on Enhanced RAFI™ 1000, an enhanced, performance recalibrated version of the Index (“Enhanced RAFI™ 1000”), backed by a portfolio of short and intermediate maturity Fixed Income Instruments. The Index and Enhanced RAFI™ 1000 are further described below. The Fund may invest in common stocks, options, futures, options on futures and swaps, including derivatives based on the Index. The Fund uses Enhanced RAFI™ 1000 derivatives in addition to or in place of Enhanced RAFI™ 1000 stocks to attempt to equal or exceed the performance of the Index. The values of Enhanced RAFI™ 1000 derivatives closely track changes in the value of Enhanced RAFI™ 1000. However, Enhanced RAFI™ 1000 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund’s sub-adviser, provides investment advisory services in connection with the Fund’s use of Enhanced RAFI™ 1000 by, among other things, providing PIMCO, or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI™ 1000 for purposes of developing Enhanced RAFI™ 1000 derivatives. PIMCO actively manages the Fixed Income

Instruments held by the Fund with a view toward enhancing the Fund’s total return, subject to an overall portfolio duration which normally varies from one to six years based on PIMCO’s forecast for interest rates.

The Index is composed of the 1,000 largest publicly-traded U.S. companies by fundamental accounting value, selected from the constituents of the FTSE US All Cap Index. Unlike other indexes, which are frequently comprised of stocks weighted according to their market capitalization, the Index is weighted by a combination of fundamental factors, including sales, cash flow, book values and, if applicable, dividends (sales, cash flow and dividends are averaged over the prior five years). Indexes based on market capitalization, such as the S&P 500, generally overweight stocks which are overvalued, and underweight stocks which are undervalued. Indexes based on fundamental factors, however, such as the Index, seek to avoid this problem by weighting stocks based on variables that do not depend on the fluctuations of market valuation. Enhanced RAFI™ 1000 is a performance recalibrated version of the Index that incorporates additional factors, such as the quality of corporate earnings and the risk of financial distress, and recalibrates existing factors utilized in the Index that affect a company’s fundamental drivers of value. Enhanced RAFI™ 1000 may also be rebalanced more frequently than the Index. The Fund seeks to remain invested in Enhanced RAFI™ 1000 derivatives or Enhanced RAFI™ 1000 stocks even when Enhanced RAFI™ 1000 is declining.

The Fund typically will seek to gain exposure to Enhanced RAFI™ 1000 by investing in total return swap agreements. In a typical swap agreement, the Fund will receive the price appreciation (or depreciation) on Enhanced RAFI™ 1000 from the counterparty to the swap agreement in exchange for paying the counterparty an agreed upon fee. The Fund’s sub-adviser facilitates the Fund’s use of Enhanced RAFI™ 1000 derivatives by providing model portfolios of Enhanced RAFI™ 1000 securities to the Fund’s swap counterparties, so that the counterparties can provide total return swaps based on Enhanced RAFI™ 1000 to the Fund. Because Enhanced RAFI™ 1000 is a proprietary index, there may be a limited number of counterparties willing or able to serve as counterparties to a swap agreement. If such swap agreements are not available, the Fund may invest in other derivative instruments, “baskets” of stocks, or individual securities to replicate the performance of Enhanced RAFI™ 1000.

Though the Fund does not normally invest directly in Enhanced RAFI™ 1000 securities, when Enhanced RAFI™ 1000 derivatives appear to be overvalued relative to Enhanced RAFI™ 1000, the Fund may invest all of its assets in a “basket” of Enhanced RAFI™ 1000 stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every Enhanced RAFI™ 1000 stock and the return on Enhanced RAFI™ 1000 itself. In such cases, PIMCO will employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. In the alternative, the Fund may invest all of its assets in a “basket” of Index stocks. The Fund also may invest in exchange traded funds.

Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Fund may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

The Prospectus is further supplemented, effective October 15, 2006, by replacing the first sentence under the heading “Principal Risks” in the “Fund Summaries” section of the Prospectus with respect to the Fundamental IndexPLUS™ TR Fund in its entirety with the following sentence: “Under certain conditions, generally in a market where the value of both Enhanced RAFI™ 1000 derivatives and fixed income securities are declining or in periods of heightened market volatility, the Fund may experience greater losses or lesser gains than would be the case if it invested directly in a portfolio of Enhanced RAFI™ 1000 stocks.”

The Prospectus is further supplemented, effective October 15, 2006, by replacing the words “FTSE RAFI 1000 Index derivatives” in the description of the Fund in the “Summary Information” table of the Prospectus and in the descriptions of the PIMCO Fundamental IndexPLUS™ and PIMCO Fundamental IndexPLUS™ TR

Funds in the “Descriptions of the Underlying Funds” table of the Prospectus with the following words: “Enhanced RAFI™ 1000 derivatives.”

The Prospectus is further supplemented, effective October 15, 2006, by inserting the following sentence at the end of the paragraph under the heading “Management Risk” in the “Summary of Principal Risks” section of the Prospectus: “Because the Fundamental IndexPLUS™ TR Fund invests in derivatives that are linked to Enhanced RAFI™ 1000, it will be subject to the risks associated with the management of Enhanced RAFI™ 1000 by the sub-adviser to such Fund.”

The Prospectus is further supplemented, effective October 15, 2006, by adding the following phrase to the end of the first sentence of the third paragraph under the heading “Investment Adviser and Administrator” in the “Management of the Funds” section of the Prospectus: “and as the sub-adviser to the Fundamental IndexPLUS™ TR Fund.”

The Prospectus is further supplemented, effective October 15, 2006, by replacing the second paragraph following the table of advisory fees under the heading “Advisory Fees” in the “Management of the Funds” section of the Prospectus in its entirety with the following sentence: “In addition, PIMCO pays a fee to Research Affiliates at annual rates of 0.12%, 0.175% and 0.20% of the average daily net assets of the Fundamental IndexPLUS™ TR, All Asset and All Asset All Authority Funds, respectively.”

Finally, effective October 15, 2006, the Prospectus is supplemented by inserting the following sentence after the first sentence of the third paragraph following the table of advisory fees under the heading “Advisory Fees” in the “Management of the Funds” section of the Prospectus: “A discussion of the basis of the Board of Trustees’ approval of the Fundamental IndexPLUS™ TR Fund’s sub-advisory agreement will be available in the Fund’s Semi-Annual Report to shareholders for the fiscal half-year ended September 30, 2006.”

PIMCO Funds

Supplement Dated October 13, 2006 to the

Statement of Additional Information

dated October 1, 2006

Disclosure Relating to the PIMCO Fundamental IndexPLUS™ and

PIMCO Fundamental IndexPLUS™ TR Funds

On October 10, 2006, the shareholders of the PIMCO Fundamental IndexPLUS™ Fund and the shareholders of the PIMCO Fundamental IndexPLUS™ TR Fund (the “Funds”) approved a new sub-advisory agreement (the “Sub-Advisory Agreement”) between Pacific Investment Management Company LLC, the Funds’ investment adviser (“PIMCO”), and Research Affiliates, LLC (“Research Affiliates”) pursuant to which Research Affiliates will serve as sub-adviser to the Funds. Currently, the Funds seek to achieve their investment objectives through investing under normal circumstances substantially all of their assets in derivatives based on the FTSE RAFI™ 1000 Index, backed by a portfolio of fixed income securities. However, effective October 15, 2006, the Funds will seek to achieve their investment objectives through investing under normal circumstances substantially all of their assets in derivatives based on an enhanced, performance recalibrated version of the FTSE RAFI™ 1000 Index (“Enhanced RAFI™ 1000”), backed by a portfolio of fixed income securities. Under the terms of the Sub-Advisory Agreement, Research Affiliates provides, subject to the supervision of PIMCO, investment advisory services in connection with the Funds’ use of Enhanced RAFI™ 1000. In order to reflect these developments, the Statement of Additional Information is supplemented as follows:

Effective October 15, 2006, the second paragraph under the heading “Investment Adviser” on page 58 of the Statement of Additional Information is replaced in its entirety as follows:

PIMCO has engaged Research Affiliates, LLC (“Research Affiliates”), a California limited liability company, to serve as asset allocation sub-adviser to the All Asset Fund and All Asset All Authority Fund pursuant to an asset allocation sub-advisory agreement (“Asset Allocation Agreement”) and as sub-adviser to the Fundamental IndexPLUS™ and Fundamental IndexPLUS™ TR Funds pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”). Research Affiliates was organized in March 2002 and is located at 155 North Lake Avenue, Suite 900, Pasadena, CA 91101.

The Statement of Additional Information is further supplemented, effective October 15, 2006, by inserting the following paragraphs after the fifth paragraph under the heading “Advisory Agreement” on page 59 of the Statement of Additional Information:

PIMCO also employs Research Affiliates to provide sub-advisory services to the Fundamental IndexPLUS™ Fund and Fundamental IndexPLUS™ TR Fund pursuant to a Sub-Advisory Agreement. Under the Sub-Advisory Agreement, approved by the Board of Trustees, including a majority of the independent Trustees, at a meeting held on August 15, 2006, Research Affiliates is responsible for providing, subject to the supervision of PIMCO, investment advisory services in connection with the Funds’ use of Enhanced RAFI™ 1000 derivatives. More specifically, Research Affiliates will provide to the Funds’ swap counterparties model portfolios of Enhanced RAFI™ 1000 securities so that the counterparties can provide total return swaps based on Enhanced RAFI™ 1000 to the Funds. For services provided to the Fundamental IndexPLUS™ Fund and Fundamental IndexPLUS™ TR Fund, PIMCO (not the Trust) pays fees to Research Affiliates at the annual rate of 0.12% of each Fund’s average daily net assets. Research Affiliates is not compensated directly by the Funds. If any investment company that is sponsored by PIMCO and sub-advised by Research Affiliates, including, without limitation, the PIMCO Funds of Funds (the “PIMCO Sponsored Funds”), invests in either the Fundamental IndexPLUS™ or Fundamental IndexPLUS™ TR Fund, Research Affiliates will waive any fee to which it would be entitled under the Sub-Advisory Agreement with respect to any assets of the PIMCO Sponsored Fund invested in such Fund.

Under the terms of the Sub-Advisory Agreement, Research Affiliates is obligated to provide advice to the Fundamental IndexPLUS™ and Fundamental IndexPLUS™ TR Funds in accordance with applicable laws and regulations. The Sub-Advisory Agreement will continue in effect with respect to the Fundamental IndexPLUS™ Fund and the Fundamental IndexPLUS™ TR Fund for two years from its effective date, and thereafter on a yearly basis provided such continuance is approved annually with respect to each such Fund (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Board of Trustees and (ii) by a majority of the independent Trustees. The Sub-Advisory Agreement may be terminated, without penalty, with respect to either such Fund by: (i) a vote of the majority of such Fund’s outstanding voting securities; (ii) a vote of a majority of the Board of Trustees upon 60 days’ written notice; (iii) PIMCO upon 60 days’ written notice; or (iv) Research Affiliates upon 60 days’ written notice. The Sub-Advisory Agreement will terminate automatically in the event of its assignment.